Intangible Assets - Disclosure of Detailed Information About Sensitivity to Changes in Assumptions (Detail)	12 Months Ended
Dec. 31, 2020
Mexico
Disclosure of detailed information about intangible assets [line items]
Change in WACC	0.40%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	Passes by 4.8x
Brazil
Disclosure of detailed information about intangible assets [line items]
Change in WACC	0.60%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	Passes by 1.8x
Colombia
Disclosure of detailed information about intangible assets [line items]
Change in WACC	0.40%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	Passes by 1x
Argentina
Disclosure of detailed information about intangible assets [line items]
Change in WACC	3.00%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	Passes by 6.7x
Guatemala
Disclosure of detailed information about intangible assets [line items]
Change in WACC	0.60%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	Passes by 29.7x
Costa Rica
Disclosure of detailed information about intangible assets [line items]
Change in WACC	1.10%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	Passes by 2.1x
Nicaragua
Disclosure of detailed information about intangible assets [line items]
Change in WACC	1.70%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	Passes by 1.1x
Panama
Disclosure of detailed information about intangible assets [line items]
Change in WACC	0.30%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	Passes by 6.9x
Uruguay
Disclosure of detailed information about intangible assets [line items]
Change in WACC	0.40%
Change in Volume Growth CAGR	(1.00%)
Effect on Valuation	Passes by 2x